Common Stock Warrants - Schedule of Fair Value of Common Stock Warrant (Details) - Common Stock Warrants [Member]	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Expected term (in years) [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input		10	10
Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.65		56.9
Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.2
Dividend yield [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input
Maximum [Member] | Expected term (in years) [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input	10
Maximum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input		79.9
Maximum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.043	4.2
Minimum [Member] | Expected term (in years) [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input	5
Minimum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.796
Minimum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.039	0.041